Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - GBP (£)
£ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	[1]	£ 0	£ (5)
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		17,109
Financial assets, ending balance		15,112		£ 17,109
12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Foreign exchange		(400)		4,000
Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		360,624
Financial assets, ending balance		376,189		360,624
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Non-current assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		23,205
Financial assets, ending balance		1,410		23,205
Gross carrying/ nominal amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		492,408
Financial assets, ending balance				492,408
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		188,969	199,864	199,864
New financial assets originated or purchased		18,768		47,763
Asset derecognised (including final repayments)		(16,397)		(30,949)
Changes to risk parameters – further lending/repayments		(10,356)		(18,874)
Assets written off		(122)		(165)
Credit-related modifications that resulted in derecognition		0		(1)
Foreign exchange		(4,078)		6,596
Others		19,660		(15,265)
Financial assets, ending balance		196,444		188,969
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets or disposal groups classified as held for sale | France retail business
Increase (decrease) in financial assets [abstract]
Others		(20,800)
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		269,755
Financial assets, ending balance		271,209		269,755
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		269,755
Financial assets, ending balance				269,755
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		33,684
Financial assets, ending balance		48,489		33,684
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		53,949
Financial assets, ending balance		77,246		53,949
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		29,248
Financial assets, ending balance		30,718		29,248
Gross carrying/ nominal amount | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		17,152
Financial assets, ending balance		15,157		17,152
Gross carrying/ nominal amount | Loans and advances to banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		131
Financial assets, ending balance		144		131
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		90,869
Financial assets, ending balance		104,980		90,869
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		21,325
Financial assets, ending balance		427		21,325
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		168,371	179,612	179,612
Transfers of financial instruments:		(672)		(14,449)
– transfers from stage 1 to stage 2		(8,895)		(25,027)
– transfers from stage 2 to stage 1		8,403		10,847
– transfers to stage 3		(188)		(340)
– transfers from stage 3		8		71
New financial assets originated or purchased		18,768		47,763
Asset derecognised (including final repayments)		(14,859)		(27,882)
Changes to risk parameters – further lending/repayments		(11,549)		(9,969)
Foreign exchange		(3,670)		5,764
Others		17,580		(12,468)
Financial assets, ending balance		173,969		168,371
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Others				21,000
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		18,059	17,471	17,471
Transfers of financial instruments:		309		13,625
– transfers from stage 1 to stage 2		8,895		25,027
– transfers from stage 2 to stage 1		(8,403)		(10,847)
– transfers to stage 3		(283)		(600)
– transfers from stage 3		100		45
Asset derecognised (including final repayments)		(1,421)		(2,625)
Changes to risk parameters – further lending/repayments		1,201		(8,645)
Foreign exchange		(339)		744
Others		1,880		(2,511)
Financial assets, ending balance		19,689		18,059
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		2,536	2,779	2,779
Transfers of financial instruments:		363		824
– transfers to stage 3		471		940
– transfers from stage 3		(108)		(116)
Asset derecognised (including final repayments)		(117)		(442)
Changes to risk parameters – further lending/repayments		(7)		(261)
Assets written off		(122)		(165)
Credit-related modifications that resulted in derecognition		0		(1)
Foreign exchange		(69)		88
Others		200		(286)
Financial assets, ending balance		2,784		2,536
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		3	2	2
New financial assets originated or purchased		0		0
Asset derecognised (including final repayments)				0
Changes to risk parameters – further lending/repayments		(1)		1
Assets written off				0
Foreign exchange				0
Others				0
Financial assets, ending balance		2		3
Allowance for ECL
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period		(58)
Allowance for ECL | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(1,283)
Financial assets, ending balance		(1,210)		(1,283)
Allowance for ECL | Other financial assets measured at amortised cost | Non-current assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(133)
Financial assets, ending balance		(46)		(133)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(1,394)
Financial assets, ending balance		(1,297)		(1,394)
Total ECL income statement change for the period				(222)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(1,370)
Financial assets, ending balance				(1,370)
Total ECL income statement change for the period		(59)		(217)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(1,233)	(1,231)	(1,231)
Transfers of financial instruments:		0
– transfers to stage 3		0
Net remeasurement of ECL arising from transfer of stage		10		(5)
New financial assets originated or purchased		(18)		(30)
Asset derecognised (including final repayments)		35		127
Changes to risk parameters – further lending/repayments		(9)		29
Changes to risk parameters – credit quality		70		(385)
Changes to model used for ECL calculation		(12)		14
Assets written off		122		165
Credit-related modifications that resulted in derecognition		0		1
Foreign exchange		27		(48)
Others		(75)		130
Financial assets, ending balance		(1,223)		(1,233)
ECL income statement change for the period		(64)		(250)
Recoveries		3		2
Others		(7)		28
Total ECL income statement change for the period		(68)		(220)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets held for sale | France retail business
Increase (decrease) in financial assets [abstract]
Others		76
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(137)
Financial assets, ending balance		(50)		(137)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(137)
Financial assets, ending balance				(137)
Total ECL income statement change for the period		2		(3)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		0
Financial assets, ending balance		0		0
Allowance for ECL | Performance and other guarantee not considered for IFRS 9 | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period		7		6
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(24)
Financial assets, ending balance		(24)		(24)
Total ECL income statement change for the period		1		(5)
Allowance for ECL | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(43)
Financial assets, ending balance		(45)		(43)
Allowance for ECL | Loans and advances to banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(4)
Financial assets, ending balance		(1)		(4)
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(1,146)
Financial assets, ending balance		(1,160)		(1,146)
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(131)
Financial assets, ending balance		(45)		(131)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(71)	(118)	(118)
Transfers of financial instruments:		(28)		(26)
– transfers from stage 1 to stage 2		7		15
– transfers from stage 2 to stage 1		(35)		(42)
– transfers to stage 3				2
– transfers from stage 3		0		(1)
Net remeasurement of ECL arising from transfer of stage		27		29
New financial assets originated or purchased		(18)		(30)
Asset derecognised (including final repayments)		1		4
Changes to risk parameters – further lending/repayments		17		33
Changes to risk parameters – credit quality		1		32
Changes to model used for ECL calculation		0		4
Foreign exchange		1		(3)
Others		(4)		4
Financial assets, ending balance		(74)		(71)
ECL income statement change for the period		28		72
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(200)	(188)	(188)
Transfers of financial instruments:		53		59
– transfers from stage 1 to stage 2		(7)		(15)
– transfers from stage 2 to stage 1		35		42
– transfers to stage 3		28		35
– transfers from stage 3		(3)		(3)
Net remeasurement of ECL arising from transfer of stage		(17)		(24)
Asset derecognised (including final repayments)		10		13
Changes to risk parameters – further lending/repayments		(39)		16
Changes to risk parameters – credit quality		35		(101)
Changes to model used for ECL calculation		(12)		10
Foreign exchange		3		(11)
Others		(14)		26
Financial assets, ending balance		(181)		(200)
ECL income statement change for the period		(23)		(86)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		(962)	(923)	(923)
Transfers of financial instruments:		(25)		(33)
– transfers to stage 3		(28)		(37)
– transfers from stage 3		3		4
Net remeasurement of ECL arising from transfer of stage				(10)
Asset derecognised (including final repayments)		24		110
Changes to risk parameters – further lending/repayments		13		(20)
Changes to risk parameters – credit quality		(106)		(318)
Changes to model used for ECL calculation				0
Assets written off		122		165
Credit-related modifications that resulted in derecognition		0		1
Foreign exchange		23		(34)
Others		(57)		100
Financial assets, ending balance		(968)		(962)
ECL income statement change for the period		(69)		(238)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance		0	£ (2)	(2)
New financial assets originated or purchased		0		0
Asset derecognised (including final repayments)				0
Changes to risk parameters – further lending/repayments		0		0
Changes to risk parameters – credit quality				2
Assets written off				0
Foreign exchange				0
Others				0
Financial assets, ending balance		0		0
ECL income statement change for the period		£ 0		£ 2

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.